BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	December 31,
	2024	2023
Stock options	142	142
Warrants	359,406	1,359
	359,548	1,501
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	September 30,
	2025	2024
Stock options	421,274	142
Warrants	4,623,082	311,430
Total	5,044,356	311,572